Mortgage Servicing - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Feb. 26, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Asset at Amortized Cost [Line Items]
UPB of small-balance commercial assets	$ 2,300.0	$ 1,900.0	$ 2,400.0		$ 2,600.0	$ 2,100.0
Float balances	3,400.0	$ 2,000.0	$ 3,700.0		$ 3,200.0	$ 1,300.0
Secured Debt [Member] | OASIS Series 2014-1 [Member]
Servicing Asset at Amortized Cost [Line Items]
Face amount				$ 123.6
Mortgage Servicing Rights [Member]
Servicing Asset at Amortized Cost [Line Items]
Unpaid principal balance				$ 11,800.0
HLSS [Member]
Servicing Asset at Amortized Cost [Line Items]
Reimbursements on account of loss of servicing revenues	$ 2.0